Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Collaboration revenue		$ 36,850	$ 18,626	$ 110,550	$ 147,805	$ 349,943
Operating expenses:
Research and development	1,727,033	2,409,471	4,538,363	9,972,055	11,814,690	21,444,019
General and administrative	1,801,632	1,542,689	4,156,360	5,330,967	7,125,732	8,575,283
Total operating expense	3,528,665	3,952,160	8,694,723	15,303,022	18,940,422	30,019,302
Loss from operations	(3,528,665)	(3,915,310)	(8,676,097)	(15,192,472)	(18,792,617)	(29,669,359)
Other income			4,327,946
Foreign exchange loss	23,110	(31,432)	39,512	36,517	(40,077)	(52,482)
Net loss	$ (3,505,555)	$ (3,946,742)	$ (4,308,639)	$ (15,155,955)	$ (18,832,694)	$ (29,721,841)
Per share information:
Net loss per share, basic	$ (0.70)	$ (2.95)	$ (0.96)	$ (18.98)	$ (18.14)	$ (150.52)
Net loss per share, diluted	$ (0.70)	$ (2.95)	$ (0.96)	$ (18.98)	$ (18.14)	$ (150.52)
Weighted average shares outstanding, basic	5,037,508	1,335,872	4,481,803	798,711	1,038,188	197,462
Weighted average shares outstanding, diluted	5,037,508	1,335,872	4,481,803	798,711	1,038,188	197,462